Commitments and Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 187,315	$ 198,795	$ 562,660	$ 561,949	$ 760,743	$ 304,082
Short-term lease costs		450	150	3,077	3,527	4,846
Variable lease costs
Sublease income	(10,440)	(25,022)	(39,476)	(98,364)	(123,386)	(75,061)
	$ 176,875	$ 174,223	$ 523,334	$ 466,662	$ 640,884	$ 233,867